CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 4,901	$ 5,102
Cost of sales	2,311	2,493
Gross Profit	2,590	2,609
Research and development expenses, net	329	292
Selling and marketing expenses	995	928
General and administrative expenses	307	312
Impairments loss contingencies restructuring and others	85	149
Operating income	874	928
Financial expenses - net	175	70
Income before income taxes	699	858
Provision for income taxes	53	(9)
Share in losses of associated companies - net	20	12
Net income	626	855
Net loss attributable to non-controlling interests	(4)	(4)
Net Income attributable to Teva.	$ 630	$ 859
Earnings per share attributable to Teva:
Basic	$ 0.74	$ 0.98
Diluted	$ 0.74	$ 0.97
Weighted average number of shares (in millions):
Basic	855	880
Diluted	856	882